Business developments - Subsequent events (Details 4) - Subsequent Event	12 Months Ended
Dec. 31, 2021
Subsequent Event [Line Items]
Subsequent Event, Date	Mar. 01, 2021
Subsequent Event, Description	On March 1, 2021, the boards of the supply chain finance funds managed by certain Group subsidiaries decided to suspend redemptions and subscriptions of those funds to protect the interests of the funds’ investors. On March 4, 2021, the boards decided to terminate those funds and proceed to their liquidation. Those decisions were based on concerns that a substantial part of the funds’ assets was subject to considerable valuation uncertainty. Credit Suisse Asset Management (Schweiz) AG (CSAM) acts as the portfolio manager of these supply chain finance funds. Redemptions and subscriptions of certain other funds managed by CSAM or CSAM subsidiaries that invest in part in these supply chain finance funds have also been suspended. The assets held by the supply chain finance funds, largely consisting of notes backed by existing and future receivables, were originated and structured by Greensill Capital (UK) Limited or one of its affiliates (Greensill Capital). The last published net asset value of the supply chain finance funds in late February was approximately USD 10 billion in the aggregate. Initial redemption payments totaling USD 3.1 billion across the supply chain finance funds were made to their investors beginning on March 8, 2021. The portfolio manager continues to work to liquidate the remaining assets in the four funds as the receivables comprising the funds’ assets mature. Greensill Capital filed for insolvency in the UK on March 8, 2021, and the portfolio manager is working closely with the administrators of Greensill Capital, Grant Thornton, and with other parties to facilitate this process. However, there remains considerable uncertainty regarding the valuation of a significant part of the remaining assets, including the fact that the portfolio manager has been informed that certain of the notes underlying the funds will not be repaid when they fall due, and the amounts that ultimately will be distributed to investors in respect of the funds. Group subsidiaries also have collateralized bridge lending and other direct and indirect exposures to Greensill Capital, including exposures relating to certain fund-linked products. With regard to the outstanding collateralized bridge loan of USD 140 million, USD 50 million was recently repaid by the administrators of Greensill Capital, reducing the outstanding amount of the loan to USD 90 million. The Group continues to analyze these matters, including with the assistance of external counsel and other experts. The Board of Directors has also initiated an investigation of these matters. It has been decided that as of March 10, 2021, three senior CSAM employees will not be performing their roles for the time being. The payout and vesting of variable compensation of a number of senior employees involved in these matters, up to and including Executive Board members, has been suspended as a measure to ensure that the Group can reconsider the variable compensation for 2020 and are able to apply malus or clawback, if appropriate. A number of regulatory investigations and actions have been initiated or are being considered in respect of these matters, including by FINMA, one of which is the agreement to a Pillar 2 buffer with Credit Suisse. Furthermore, certain investors have already threatened litigation and, as this matter develops, Credit Suisse may become subject to litigation, disputes or other actions. The priority for Credit Suisse remains the recovery of funds for CSAM’s investors, and the portfolio manager is working closely with the administrators to facilitate this process.
Subsequent Event, Amount Inestimable	Credit Suisse notes that it is reasonably possible that Credit Suisse will incur a loss in respect of these matters, albeit that given the early stage of this process, it is not yet possible to estimate the size of such a reasonably possible loss. However, the ultimate cost to the Group of resolving these matters may be material to its operating results. Credit Suisse might also suffer reputational harm associated with these matters that might cause client departures or loss of assets under management.